Revenue from contracts with customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Deferred revenue			$ (14,254)	$ 7,317
Charter Hire Paid In Advance [Member]
Finite-Lived Intangible Assets [Line Items]
Unearned Revenue			10,605		$ 17,391
Charter Agreements With Varying Rates [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred revenue			7,043		$ 14,511
Voyage charters and contracts of affreightment [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 67,525	$ 84,234	135,285	209,184
Time Charter Hire Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Operating Lease, Lease Income	$ 146,530	$ 137,220	$ 280,359	$ 273,483